Schedule of Investments
August 31, 2026 (unaudited)
Towpath Focus Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 87.27%

Beverages - 2.33%
The Coca-Cola Co.	20,900	1,853,203

Biological Products (No Diagnostic Substances) - 6.03%
Amgen, Inc.	5,620	2,415,926
Gilead Sciences, Inc.	16,300	2,385,342

		4,801,268

Crude Petroleum & Natural Gas - 5.44%
Range Resources Corp.	22,200	917,304
Shell plc ADR	37,400	3,420,230

		4,337,534

Fire, Marine & Casualty Insurance - 2.38%
Chubb Ltd. (Switzerland)	5,600	1,896,160

Footwear (No Rubber) - 0.76%
Steven Madden Ltd.	14,000	604,520

Leather & Leather Products- 3.13%
Tapestry, Inc.	20,200	2,492,478

Metal Mining - 1.82%
BHP Group Ltd. ADR (2)	15,400	1,446,368

Motor Vehicle Parts & Accessories - 1.44%
Gentex Corp.	51,320	1,148,028

National Commercial Banks - 3.93%
Bank of America Corp.	50,570	3,132,306

Petroleum Refining - 4.43%
Valero Energy Corp.	9,830	3,528,184

Pharmaceutical Preparations - 12.92%
Bristol Myers Squibb Co.	33,840	2,260,850
GSK plc ADR	38,364	1,927,791
Johnson & Johnson	7,200	1,914,120
Novartis AG ADR (2)	20,100	3,056,406
Prestige Consumer Healthcare, Inc. (2)	21,966	1,137,399

		10,296,567

Retail-Apparel and Accessory Stores - 0.68%
Torrid Holdings, Inc. (2)	244,682	538,300

Retail-Catalog & Mail-Order Houses - 1.41%
Amazon.com, Inc. (2)	4,340	1,127,402

Retail-Family Clothing Stores - 1.43%
Ross Stores, Inc.	5,000	1,142,700

Savings Institutions, Not Federally Chartered - 0.87%
Southern Missouri Bancorp, Inc.	9,440	694,690

Security Brokers, Dealers & Flotation Companies - 2.06%
The Charles Schwab Corp.	14,940	1,640,711

State Commercial Banks - 8.35%
Bank of New York Mellon Corp.	38,730	6,246,374
Old Second Bancorp, Inc.	16,189	406,020

		6,652,395

Services-Business Services NEC - 3.22%
eBay, Inc.	15,940	1,650,746
Maplebear, Inc. (2)	16,000	808,320
Paysafe Ltd. (United Kingdom) (2)	16,000	103,040

		2,562,106

Services-Computer Programming, Data Processing, Etc. - 8.30%
Alphabet, Inc. Class A	19,500	6,617,325

Services - Prepackaged Software - 3.18%
Adobe, Inc. (2)	2,350	688,057
Check Point Software Technologies Ltd. (Israel) (2)	8,900	1,236,299
Intuit, Inc.	1,700	610,810

		2,535,166

Transportation Services - 2.59%
Booking Holdings, Inc.	10,350	2,060,582

Wholesale-Drugs Proprietaries & Druggists' Sundries - 8.50%
Cencora, Inc.	7,790	2,520,844
McKesson Corp.	4,800	4,249,536

		6,770,380

Wholesale-Electronic Parts & Equipment, NEC - 1.50%
Ituran Location & Control Ltd. (Israel)	23,414	1,193,177

Wholesale-Groceries, General Line - 0.58%
United Natural Foods, Inc. (2)	10,600	464,916

Total Common Stock	(Cost $ 40,111,287)	69,536,464

Money Market Fund - 12.67%

Fidelity Institutional Money Market - Treasury Portfolio - Class I - 3.33% (3)	10,092,557	10,092,557

Total Money Market Fund	(Cost $ 10,092,557)	10,092,557

Total Investments - 99.94%	(Cost $ 50,203,844)	79,629,021

Other Assets Less Liabilities - 0.06%		50,263

Total Net Assets - 100.00%		79,679,284

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$79,629,021	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$79,629,021	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable Rate Security: the Yield Rate shown represents the rate at August 31, 2026.
ADR - American Depositary Receipt
PLC- Public Limited Company
AG - Aktiengesellschaft, a German term for a public limited company.